Expense Example {- FundsManager 50% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-12 - FundsManager 50% Portfolio	Apr. 30, 2022 USD ($)
VIP FundsManager 50% Portfolio-Service VIP
Expense Example:
1 year	$ 70
3 years	248
5 years	446
10 years	1,018
VIP FundsManager 50% Portfolio-Service 2 VIP
Expense Example:
1 year	86
3 years	295
5 years	527
10 years	$ 1,195